PELLEGRINO, LLC

303 West Lancaster Avenue, Suite 302 ■ Wayne, PA 19087

TEL (856) 292-8331 ■ FAX (856) 504-0202

mp@pell-law.com ■ www.pell-law.com

Michael T. Pellegrino

Attorney at Law

Admitted in Pennsylvania

& New Jersey

December 16, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Alpha Architect ETF Trust (the “Trust”)

File Nos.: 333-195493 and 811-22961

Guru Favorite Stocks ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Discipline Fund ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 99 dated December 14, 2021 to the Trust’s Registration Statement on Form N-1A, filed effective as of December 14, 2021.

If you have any questions or require further information, please contact Michael Pellegrino at 856-292-8331 or mp@pell-law.com.

Sincerely,

/s/ Michael T. Pellegrino

Michael T. Pellegrino

Member, Pellegrino, LLC

Legal counsel to the Alpha Architect ETF Trust